Accounts and notes payable (Tables)	12 Months Ended
Dec. 31, 2024
Accounts and notes payable
Summary of accounts and notes payable

	As of December 31,
	2023	2024
	RMB	RMB
Accounts payable	109,410	295,490
Notes payable (i)	157,016	163,048
Total accounts and notes payable	266,426	458,538
(i)

The Group’s notes payable mainly include short-term notes, typically with terms of 91 to 92 days which are provided to the Group’s suppliers and manufacturers. Notes payable as of December 31, 2023 and December 31, 2024 were secured by restricted cash of RMB26,436 and RMB24,052 held in commercial banks.